NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Loss for the year	$ (16,776)	$ (41,024)	$ (590,371)
Cash used in operating activities	(4,952)	$ (23,358)	$ 2,621
Working capital deficit	$ 500
Waterberg JV Co. [Member]
Statements [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd	63.05%
Sprott Loan Facility [Member]
Statements [Line Items]
Borrowings	$ 20,000